Note 11 - Contract Assets and Contract Liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Contract with Customer, Asset, Net, Current, Total	$ 1,566,000		$ 1,967,000
Increase (Decrease) in Contract with Customer, Asset	401,000
Contract with Customer, Liability, Current	$ 516,000	$ 164,000	$ 1,004,000